Net Periodic Benefit Cost Recognized in Comprehensive Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial loss (gain)	$ 47,877	$ 65,334	$ (10,915)
Prior service cost	(466)	(534)	(583)
Actuarial gain (loss)	(12,417)	(6,324)	(9,986)
Transition asset	1	1	1
Settlement charge	(779)	(375)	(3,455)
Total	34,216	58,102	(24,938)
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial loss (gain)	1,993	(3,884)	(4,133)
Prior service credit		(10,397)	(1,722)
Prior service cost	3,255	1,740	1,740
Actuarial gain (loss)	283	85	(13)
Total	$ 5,531	$ (12,456)	$ (4,128)